Schedule of Ordinary Shares Issuance and Outstanding (Details) - USD ($)	Nov. 22, 2024	Jun. 15, 2023	Jun. 12, 2023	Jun. 02, 2023	Dec. 08, 2022	Dec. 05, 2022	Dec. 02, 2022	Nov. 25, 2022	Aug. 02, 2022	Mar. 31, 2026	Mar. 31, 2025
Equity [Abstract]
Number of shares	1,725,000	1,500,000	375,000	2,925,000	6,450,000	22,488,750	49,999	11,249	50,000
Par value	$ 0.0005	$ 0.0005	$ 0.0005	$ 0.0005	$ 0.0005	$ 0.0005	$ 1	$ 1	$ 1
Amount	$ 864	$ 750	$ 188	$ 1,463	$ 3,225		$ 49,999	$ 11,249	$ 50,000
Ordinary Shares issued										12,975,000	12,975,000
Ordinary Shares outstanding										12,975,000	12,975,000
Ordinary share amount										$ 6,488	$ 6,488